Common Stock	12 Months Ended
Dec. 31, 2024
Common Stock [Abstract]
Common Stock

11. Common Stock

Authorized shares

The Company has 1,000,000,000 common shares authorized with a par value of $0.00001.

2024 stock transactions

On September 3, 2024, the Company issued 3,837 shares of its common stock to an employee.

During the year ended December 31, 2024, the Company issued 2,974 shares of its common stock, upon the issuance of debt for a total fair value of $56,286.

During the year ended December 31, 2024, the Company issued 4,000 shares of its common stock in connection with the issuance of debt, with a total fair value of $34,512, recorded as a debt discount.

2023  stock transactions

On January 5, 2023, the Company issued 15,000 shares of common stock to Dominion Capital upon the conversion of 300,000 shares of Series A preferred stock with a stated value of $1 per share. The shares had a carrying value of $722,098. Subsequent to the conversion, there were 0 remaining shares of Series A preferred stock outstanding.

On January 20, 2023, the Company issued 26,046 shares of common stock to Cobra Equities SPV, LLC upon the conversion of 140 shares of Series D preferred stock with a stated value of $10,000 per share. The shares had a fair value of $1,445,220, which was the carrying value of the Series D preferred converted.

On May 24, 2023, the Company issued 33,182 shares of common stock to the Mark E Munro Charitable Remainder Unitrust 1996 upon the conversion of 182.5 shares of Series D preferred stock with a stated value of $10,000 per share. The shares had a fair value of $1,499,819, which was the carrying value of the Series D preferred converted.

On June 5, 2023, the Company issued 2,727 shares of common stock to Oscar Steiner upon the conversion of 15 shares of Series E preferred stock with a stated value of $10,000 per share. The shares had a fair value of $235,224, which was the carrying value of the Series E preferred converted.

On February 20, 2023, the Company issued 3,200 shares of common stock to Ocean Street Partners in connection with a consulting agreement. The shares had a fair value of $69,200.

On February 20, 2023, the Company issued 8,000 shares of common stock to Capital Market Access LLC in connection with a consulting agreement. The shares had a fair value of $173,000. Additionally, the Company issued to Capital Market Access LLC options to purchase 2,400 shares of its common stock with an exercise price of $75.00. These options vest equally every three months from the date of grant.

On October 11, 2023, the Company issued 1,600 shares of common stock to Capital Market Access LLC for performance-based compensation in connection with services provided under a consulting agreement. The shares had a fair value of $32,360.

On December 13, 2023, the Company issued 800 shares of common stock to Capital Market Access LLC for performance-based compensation in connection with services provided under a consulting agreement. The shares had a fair value of $16,000.

On January 6, 2023, the Company issued an aggregate of 34,667 shares of common stock to Investors in exchange for aggregate cash proceeds of $650,000 pursuant to a Securities Purchase Agreement. The Company deposited an additional 3,467 shares into escrow.

On January 17, 2023, the Company issued an aggregate of 40,000 shares of common stock to Investors in exchange for aggregate cash proceeds of $750,000 pursuant to a Securities Purchase Agreement. The Company deposited an additional 4,000 shares into escrow.

On February 3, 2023, the Company issued an aggregate of 10,667 shares of common stock to Investors in exchange for aggregate cash proceeds of $200,000 pursuant to a Securities Purchase Agreement. The Company deposited an additional 1,067 shares into escrow.

On March 17, 2023, the Company issued an aggregate of 13,333 shares of common stock to Investors in exchange for aggregate cash proceeds of $250,000 pursuant to a Securities Purchase Agreement. The Company deposited an additional 1,333 shares into escrow.

On March 22, 2023, the Company issued an aggregate of 64,000 shares of common stock to Investors in exchange for aggregate cash proceeds of $1,200,000 pursuant to a Securities Purchase Agreement. The Company deposited an additional 6,400 shares into escrow.

On March 23, 2023, the Company issued an aggregate of 20,000 shares of common stock to Investors in exchange for aggregate cash proceeds of $375,000 pursuant to a Securities Purchase Agreement. The Company deposited an additional 2,000 shares into escrow.

On April 21, 2023, the Company issued an aggregate of 4,000 shares of common stock to Investors in exchange for aggregate cash proceeds of $75,000 pursuant to a Securities Purchase Agreement. The Company deposited an additional 400 shares into escrow.